Other Current and Other Long-term Liabilities (Schedule of Other Current and Noncurrent Liabilities) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Current [Abstract]
Rebates, product returns, administrative fees and service fees	$ 4,593,167	$ 4,969,515
Employee wages and benefits	1,295,905	1,263,426
Stock payable	0	1,085,400
Current portion of accrued contingent consideration	2,374,776	2,290,000
Deferred acquisition liability	0	5,000,000
Accrued inventory purchases	829,047	434,405
Accrued payment for asset purchase	1,000,000	0
Other	991,974	1,001,724
Total other current liabilities	11,084,869	16,044,470
Noncurrent portion of accrued contingent consideration	6,258,813	7,212,000
Deferred compensation	2,278,164	1,588,123
Other	200,346	519,020
Other Liabilities, Noncurrent, Total	$ 8,737,323	$ 9,319,143